RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Schedule Of Assumptions For Monoclonal Antibody Product) (Details) (Funding Arrangement [Member])	0 Months Ended		12 Months Ended
	Aug. 20, 2014		Dec. 31, 2013
Funding Arrangement [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	0.09%	[1]	0.25%	[1]
Expected volatility	57.76%	[2]	55.65%	[2]
Expected life	10 months 2 days	[3]	1 year 6 months	[3]
Expected dividend yield	0.00%	[4]	0.00%	[4]

[1]	Risk-free interest rate – based on the yields from U.S. treasury bonds with equivalent terms.
[2]	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the expected term of the embedded derivative.
[3]	Expected life - the expected life of the conversion feature was based on the term of the embedded derivative.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to ordinary shareholders in the past and does not expect to pay dividends to ordinary shareholders.